                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07562

Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Quality Municipal Securities performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

FUND REPORT

For the year ended October 31, 2004

MARKET CONDITIONS


The U.S. economy continued to expand during the Trust's fiscal year ended October 31, 2004. However, through the spring and summer the economy hit what Federal Reserve Board Chairman Alan Greenspan described as a "soft patch." Oil prices almost doubled, reaching record highs, and employment growth weakened. As a result, real gross domestic product growth that had averaged 4.3 percent in the first half of the fiscal period slowed to 3.5 percent in the second.

Throughout most of the year, the Federal Reserve Open Market Committee (the "Fed") maintained its short-term borrowing rate (the "federal funds rate") at an historic low. By April, the market had begun to anticipate that the Fed would begin to increase short-term interest rates in response to higher commodity prices and reduced concern about the risk of deflation. In a series of three measured moves between June and the end of October, the Fed did increase the federal funds rate, from 1.00 to 1.75 percent.

Rising inflation fears led to rising bond yields from April to June. The market reversed course in July, however, with yields falling from July through October as investors became concerned with slower growth. Rising and falling yields tended to offset each other over the entire period, and long-term municipal bond yields at the end of October had changed little from where they had begun the fiscal year. Higher short-term interest rates reduced the yield pickup for extending to longer maturities, and the yield curve flattened.

The supply of new-issue municipal bonds declined by 8 percent in the first 10 months of 2004. New York issuers accounted for 9 percent of total underwriting volume. The ratio of municipal yields to Treasury yields, which serves as a gauge of relative performance, indicated that municipals generally remained attractive relative to Treasuries during the period. As a result, taxable investors such as insurance companies and hedge funds that normally focus on other sectors of the bond market supported municipal bond prices by "crossing over" to purchase municipal bonds.

New York's economy has demonstrated sustained improvement. Employment has shown steady gains and brightened the outlook. However, concerns remained over the structural imbalance in the budget between revenues and expenditures.

PERFORMANCE ANALYSIS


The net asset value (NAV) of Morgan Stanley New York Quality Municipal Securities (IQN) moved from $15.00 to $15.38 per share. IQN declared tax-free dividends totaling $0.805 per share and long-term capital gains of $0.001 per share. The Trust's total NAV return was 8.80 percent. IQN's value on the New York Stock Exchange (NYSE) increased from $13.38 to $13.72 per share during the same period. Based on this change plus the reinvestment of dividends and distributions, IQN's total market return was 8.81 percent. IQN's share price was trading at a 10.79 percent discount to its NAV on October 31, 2004. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2004 declared in September were decreased from $0.0675 to $0.0625 per share to reflect the Trust's current and projected earnings level. The Trust's level of undistributed net investment income was $0.089 per share on October 31, 2004, versus $0.140 per share 12 months earlier.

One of our key strategies in managing the Trust was to keep its overall interest-rate sensitivity lower than that of its benchmark index. This defensive strategy helped performance early in the period when rates rose but had the net effect of hampering total returns over the whole period by limiting the Trust's participation in the rally later in the period. The Trust's duration,* adjusted for leverage, was 11.1 years. The Trust's net assets, including preferred shares, of $92 million were diversified across 36 credits in 13 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this 12-month period, ARPS leverage contributed approximately $0.12 per share to common-share earnings. The Trust has two ARPS series totaling $24 million, representing 26 percent of net assets, including preferred shares. Both series are currently in two-year auction modes with maturities ranging from July 2005 to January 2006. The yields ranged from 1.19 to 1.70 percent.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions. During the 12-month period ended October 31, 2004, the Trust purchased and retired 101,500 shares of common stock at a weighted average market discount of 9.83 percent.
----------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any securities mentioned will continue to perform well or be held by the Trust in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.

   LARGEST SECTORS
   Hospital                                            26.8%
   Transportation                                      22.5%
   Other                                               18.3%
   Water & Sewer                                       15.8%
   Public Facilities                                   12.4%

   LONG-TERM CREDIT ANALYSIS*
   Aaa/AAA                                             55.4%
   Aa/AA                                               28.8%
   A/A                                                 11.9%
   Baa/BBB                                              3.9%

Data as of October 31, 2004. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

* Does not include open short futures contracts with an underlying face amount of $6,770,000 with unrealized depreciation of $94,294.

RESULTS OF ANNUAL SHAREHOLDER MEETING

ON JUNE 22, 2004, AN ANNUAL MEETING OF THE TRUST'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF VOTING ON THE FOLLOWING MATTER, THE RESULTS OF WHICH WERE AS FOLLOWS:

(1) ELECTION OF TRUSTEES BY ALL SHAREHOLDERS:

-------------------------------------------------
MICHAEL BOZIC
FOR:                                    3,217,512
WITHHELD:                                  83,454
-------------------------------------------------
JAMES F. HIGGINS
FOR:                                    3,218,692
WITHHELD:                                  82,274
-------------------------------------------------
JOSEPH J. KEARNS
FOR:                                    3,211,977
WITHHELD:                                  88,989
-------------------------------------------------
FERGUS REID
FOR:                                    3,220,192
WITHHELD:                                  80,774
-------------------------------------------------

(2) ELECTION OF TRUSTEE BY PREFERRED SHAREHOLDERS:

-------------------------------------------------
CHARLES A. FIUMEFREDDO
FOR                                           319
WITHHELD                                        0
-------------------------------------------------

THE FOLLOWING TRUSTEES WERE NOT STANDING FOR REELECTION AT THIS MEETING: EDWIN
J. GARN, WAYNE E. HEDIEN, MANUEL H. JOHNSON AND MICHAEL E. NUGENT.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of October 31, 2004


WEIGHTED AVERAGE MATURITY: 19 YEARS

1-5                                                                                0
5-10                                                                               6
10-20                                                                             64
20-30                                                                             29
30+                                                                                1

Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of October 31, 2004


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 8 YEARS

2004(a)                                                                            6
2005                                                                               1
2006                                                                               3
2007                                                                               0
2008                                                                               4
2009                                                                               0
2010                                                                               3
2011                                                                               3
2012                                                                              13
2013                                                                              33
2014+                                                                             34

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 4.9%

2004(a)                                                                           5.6
2005                                                                              6.1
2006                                                                              5.9
2007                                                                                0
2008                                                                              5.7
2009                                                                                0
2010                                                                              5.8
2011                                                                              4.4
2012                                                                              4.7
2013                                                                              4.7
2014+                                                                             4.6

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 5.6% on 6% of the long-term portfolio that is callable in 2004.

     Portfolio structure is subject to change.

Morgan Stanley New York Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Municipal Bonds (131.8%)
            General Obligation (1.7%)
$  1,000    Puerto Rico, Public Improvement Refg Ser 1999                  5.25%   07/01/16   $1,129,070
                                                                                              ----------
--------
            Educational Facilities Revenue (6.4%)
            New York State Dormitory Authority,
   1,000      Fordham University Ser 2002 (FGIC)........................   5.00    07/01/21    1,063,750
   1,000      Fordham University Ser 2002 (FGIC)........................   5.00    07/01/22    1,058,340
   2,000      Personal Income Tax Education Ser 2003 A..................   5.375   03/15/20    2,197,760
                                                                                              ----------
--------
                                                                                               4,319,850
   4,000
                                                                                              ----------
--------
            Electric Revenue (10.6%)
            Long Island Power Authority,
   3,000      Ser 2003 B................................................   5.25    06/01/14    3,339,330
   1,000      Ser 1998 A (FSA)..........................................   5.125   12/01/22    1,077,490
   1,705      Ser 2004 A (Ambac)........................................   5.00    09/01/34    1,757,565
   1,000    Puerto Rico Electric Power Authority, Power Ser DD (FSA)....   4.50    07/01/19    1,027,910
                                                                                              ----------
--------
                                                                                               7,202,295
   6,705
                                                                                              ----------
--------
            Hospital Revenue (26.8%)
   2,000    New York City Health & Hospitals Corporation, 2003 Ser B
              (Ambac)++.................................................   5.25    02/15/21    2,169,720
            New York State Dormitory Authority,
   2,500      Catholic Health Long Island - St.Francis Hospital Ser 2004
              (WI)......................................................   5.10    07/01/34    2,487,325
   3,000      Hospital - FHA Insured Insured Mtge 2004 Ser A (FSA)......   5.25    08/15/19    3,315,330
   4,000      Memorial Sloan-Kettering Cancer Center 2003 Ser I.........   5.00    07/01/34    4,088,960
   1,000      Winthrop South Nassau University Health Ser 2003 B........   5.50    07/01/23    1,050,560
   1,645      Rochester General Hospital - FHA Insured Mtge Ser 1993....   5.70    08/01/33    1,665,957
            New York State Medical Care Facilities Finance Agency,
   1,290      Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B.....   5.50    02/15/22    1,339,201
   2,000      St Lukes - Roosevelt Hospital - FHA Insured Mtge Ser A....   5.625   08/15/18    2,039,000
                                                                                              ----------
--------
                                                                                              18,156,053
  17,435
                                                                                              ----------
--------
            Industrial Development/Pollution Control Revenue (2.7%)
            New York State Energy Research & Development Authority,
   1,500      Brooklyn Union Gas Co 1991 Ser D (AMT) (MBIA).............  10.779++ 04/01/20    1,868,565
                                                                                              ----------
--------
            Mortgage Revenue - Multi-Family (3.9%)
   2,535    New York State Housing Finance Agency, 1996 Ser A Refg
              (FSA).....................................................   6.10    11/01/15    2,625,702
                                                                                              ----------
--------
            Mortgage Revenue - Single Family (2.4%)
   1,500    New York State Mortgage Agency, 27th Ser (AMT)..............   5.875   04/01/30    1,607,250
                                                                                              ----------
--------
            Nursing - Health Related Facilities Revenue (1.6%)
   1,000    New York State Dormitory Authority,
              Dept of Health Ser 2004...................................   5.00    07/01/23    1,048,000
                                                                                              ----------
--------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004 continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (12.4%)
$  1,000    Empire State Development Corporation, Personal Income Tax
              Ser 2002 C-1 (FGIC).......................................   5.50%   03/15/20   $1,129,450
   1,000    New York City Cultural Resource Trust, Wildlife Conservation
              Society Ser 2004 (FGIC)...................................   5.00    02/01/34    1,033,000
            New York State Dormitory Authority,
   3,000      New York City Court Ser 2003 A............................   5.375   05/15/21    3,234,060
   1,795      New York School Districts 2003 Ser A......................   5.25    07/01/20    1,948,652
   1,000      New York School Districts 2002 Ser D (MBIA)...............   5.00    10/01/30    1,029,280
                                                                                              ----------
--------
                                                                                               8,374,442
   7,795
                                                                                              ----------
--------
            Transportation Facilities Revenue (22.5%)
   1,000    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser
              1995 (MBIA)...............................................   5.75    01/01/25    1,015,950
            Metropolitan Transportation Authority,
   2,000      Dedicated Tax Fund Refg Ser 2002 A (FSA)..................   5.25    11/15/24    2,142,760
   4,000      Transportation Ser 2003 A (FSA)...........................   5.00    11/15/25    4,194,160
            New York State Thruway Authority,
   1,000      Local Hwy & Bridge Ser 2000 A (FSA).......................   5.75    04/01/17    1,143,260
   2,500      Personal Income Tax Transportation Ser 2003 A (MBIA)......   5.00    03/15/21    2,671,775
   1,500    Port Authority of New York & New Jersey, Cons 135th Ser
              (XLCA)**..................................................   5.00    09/15/29    1,555,980
   1,500    Triborough Bridge & Tunnel Authority, Ser 2003 A (Ambac)....   5.00    11/15/28    1,550,565
   1,000    Puerto Rico Highway & Transportation Authority, Ser 1998
              A.........................................................   4.75    07/01/38      988,330
                                                                                              ----------
--------
                                                                                              15,262,780
  14,500
                                                                                              ----------
--------
            Water & Sewer Revenue (15.8%)
            Nassau County Sewer & Storm Water Finance Authority,
     500      2004 Ser B (MBIA).........................................   5.00    10/01/22      534,055
     500      2004 Ser B (MBIA).........................................   5.00    10/01/23      530,295
            New York City Municipal Water Finance Authority,
   2,000      2003 Ser A................................................   5.375   06/15/18    2,206,100
   5,000      2004 Ser C................................................   5.00    06/15/22    5,332,200
   1,940    New York State Environmental Facilities Corporation, Clean
              Water Ser 2003 B..........................................   5.00    12/15/22    2,059,155
                                                                                              ----------
--------
                                                                                              10,661,805
   9,940
                                                                                              ----------
--------

                       See Notes to Financial Statements
 8

Morgan Stanley New York Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004 continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Other Revenue (18.3%)
$  2,000    Battery Park City Authority, Ser 2003A......................   5.00%   11/01/24   $2,116,640
            New York City Transitional Finance Authority,
   1,000      2004 Ser C................................................   5.00    02/01/21    1,074,660
   1,000      Refg 2003 Ser D (MBIA)....................................   5.25    02/01/21    1,089,660
   3,000      2004 Ser B................................................   5.00    08/01/23    3,164,010
   2,000      Refg 2003 Ser A...........................................   5.50#   11/01/26    2,264,040
   1,500    Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)
              (WI)......................................................   5.00    10/15/29    1,556,595
   1,000    Tobacco Settlement Financing Corporation, State Contingency
              Ser 2003 B-1C.............................................   5.50    06/01/21    1,094,770
                                                                                              ----------
--------
                                                                                              12,360,375
  11,500
                                                                                              ----------
--------
            Refunded (6.7%)
   2,000    New York State Dormitory Authority, State University Ser
              2002......................................................   5.375   07/01/12+   2,301,840
   2,000    Triborough Bridge & Tunnel Authority, Ser 1993 B (ETM)......   5.00    01/01/20    2,223,320
                                                                                              ----------
--------
                                                                                               4,525,160
   4,000
                                                                                              ----------
--------
  83,410    Total New York Tax-Exempt Municipal Bonds (Cost $85,449,504)...................   89,141,347
                                                                                              ----------
--------
            New York Short-Term Tax-Exempt Municipal Obligations (7.5%)
   2,505    New York City Transitional Finance Authority, 2003 Subser C4
              (Demand 11/01/04).........................................   1.70*   08/01/31    2,505,000
   2,600    Port Authority of New York & New Jersey, Versatile Structure
              Ser (Demand 11/01/04).....................................   1.70*   05/01/19    2,600,000
                                                                                              ----------
--------
   5,105    Total New York Short Term Tax-Exempt Municipal Obligations (Cost $5,105,000)...    5,105,000
                                                                                              ----------
--------
$ 88,515    Total Investments (Cost $90,554,504)(a) (b)........................   139.3%     94,246,347
========
            Liabilities in Excess of Other Assets..............................   (3.8)      (2,574,101)
            Preferred Shares of Beneficial Interest............................  (35.5)     (24,029,323)
                                                                                  -----     -----------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $67,642,923
                                                                                  =====     ===========

                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004 continued

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   ETM      Escrowed to maturity.
   WI       Security purchased on a when-issued basis.
   +        Prerefunded to call date shown.
   ++       A portion of this security has been physically segregated in connection with open futures contracts in the amount of
            $48,000.
   *        Current coupon of variable rate demand obligation.
   **       Joint exemption in New York and New Jersey.
   #        Step up security; will convert to 14% on November 1, 2011.
   ++       Current coupon rate for inverse floating rate municipal
            obligations. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of
            $1,868,565 which represents 2.8% of net assets applicable to common shareholders.
   (a)      Securities have been designated as collateral in an amount equal to $10,648,510 in connection with open futures
            contracts and securities purchased on a when-issued basis.
   (b)      The aggregate cost for federal income tax purposes is
            $90,545,214. The aggregate gross unrealized appreciation is
            $3,812,909 and the aggregate gross unrealized depreciation is $111,776, resulting in net unrealized appreciation of
            $3,701,133.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Assurance Inc.

Futures Contracts Open at October 31, 2004:

                              DESCRIPTION/
NUMBER OF                    DELIVERY MONTH          UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT          AND YEAR             AMOUNT AT VALUE         DEPRECIATION
---------   ----------   ----------------------  ------------------------   --------------
   20          Short     U.S. Treasury Notes 5         $(2,227,500)            $(21,684)
                                  Year
                             December 2004
   40          Short     U.S. Treasury Notes 10         (4,542,500)             (72,610)
                                  Year
                             December 2004
                                                                               --------
                         Total unrealized depreciation...................      $(94,294)
                                                                               ========

                       See Notes to Financial Statements
 10

Morgan Stanley New York Quality Municipal Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2004

Assets:
Investments in securities, at value
  (cost $90,554,504)........................................  $94,246,347
Cash........................................................      116,795
Interest receivable.........................................    1,324,385
Prepaid expenses and other assets...........................      129,771
                                                              -----------
    Total Assets............................................   95,817,298
                                                              -----------
Liabilities:
Payable for:
    Investments purchased...................................    4,020,640
    Investment management fee...............................       32,529
    Common shares of beneficial interest repurchased........       23,387
    Variation margin........................................       19,376
Accrued expenses and other payables.........................       49,120
                                                              -----------
    Total Liabilities.......................................    4,145,052
                                                              -----------
Preferred shares of beneficial interest (at liquidation
  value) (1,000,000 shares
  authorized of non-participating $.01 par value, 480 shares
  outstanding)..............................................   24,029,323
                                                              -----------
    Net Assets Applicable to Common Shareholders............  $67,642,923
                                                              ===========
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 4,398,363 shares
  outstanding)..............................................  $63,234,240
Net unrealized appreciation.................................    3,597,549
Accumulated undistributed net investment income.............      390,891
Accumulated undistributed net realized gain.................      420,243
                                                              -----------
    Net Assets Applicable to Common Shareholders............  $67,642,923
                                                              ===========
Net Asset Value Per Common Share,
($67,642,923 divided by 4,398,363 common shares
outstanding)................................................       $15.38
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended October 31, 2004

Net Investment Income:
Interest Income.............................................  $4,320,272
                                                              ----------
Expenses
Investment management fee...................................     321,175
Auction commission fees.....................................     121,026
Professional fees...........................................      51,946
Transfer agent fees and expenses............................      28,310
Shareholder reports and notices.............................      25,089
Registration fees...........................................      16,165
Auction agent fees..........................................      14,252
Custodian fees..............................................       7,957
Trustees' fees and expenses.................................       1,387
Other.......................................................      22,420
                                                              ----------
    Total Expenses..........................................     609,727

Less: expense offset........................................      (7,893)
                                                              ----------
    Net Expenses............................................     601,834
                                                              ----------
    Net Investment Income...................................   3,718,438
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................     660,508
Futures contracts...........................................    (242,872)
                                                              ----------
    Net Realized Gain.......................................     417,636
                                                              ----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   1,439,291
Futures contracts...........................................     (94,294)
                                                              ----------
    Net Appreciation........................................   1,344,997
                                                              ----------
    Net Gain................................................   1,762,633
                                                              ----------

Dividends to preferred shareholders from net investment
  income....................................................    (374,363)
                                                              ----------
Net Increase................................................  $5,106,708
                                                              ==========

                       See Notes to Financial Statements
 12

Morgan Stanley New York Quality Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2004   OCTOBER 31, 2003
                                                              ----------------   ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $ 3,718,438        $ 4,037,747
Net realized gain...........................................        417,636          1,105,395
Net change in unrealized appreciation/depreciation..........      1,344,997         (1,473,147)
Dividends to preferred shareholders from net investment
  income....................................................       (374,363)          (463,715)
                                                                -----------        -----------
    Net Increase............................................      5,106,708          3,206,280
                                                                -----------        -----------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (3,582,468)        (3,690,650)
Net realized gain...........................................         (4,383)          --
                                                                -----------        -----------
    Total Dividends and Distributions.......................     (3,586,851)        (3,690,650)
                                                                -----------        -----------

Decrease from transactions in common shares of beneficial
  interest..................................................     (1,385,721)        (1,428,108)
                                                                -----------        -----------
    Net Increase (Decrease).................................        134,136         (1,912,478)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     67,508,787         69,421,265
                                                                -----------        -----------
End of Period...............................................
(Including accumulated undistributed net investment income
of $390,891 and $631,891, respectively).....................    $67,642,923        $67,508,787
                                                                ===========        ===========

                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004

1. Organization and Accounting Policies

Morgan Stanley New York Quality Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal, New York State and New York City income taxes. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the

Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 continued

applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2004 aggregated $22,594,811 and $26,126,861, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2004, the Trust had transfer agent fees and expenses payable of approximately $4,200.

Effective April 1, 2004, the Trust began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan.

Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 continued

Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 and 2 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN             RESET         RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
------  -------   ----------   -----   --------   ----------------
  1       260      $13,000     1.70%   01/10/06    1.70% - 2.65%
  2       220       11,000     1.19    07/01/05        1.19

---------------------
    * As of October 31, 2004.
   ** For the year ended October 31, 2004.

Subsequent to October 31, 2004 and up through December 3, 2004, the Trust paid dividends to Series 1 and 2 at rates ranging from 1.19% to 1.70%, in the aggregate amount of $58,646.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 continued

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                                       EXCESS OF
                                                               SHARES     PAR VALUE    PAR VALUE
                                                              ---------   ---------   -----------
Balance, October 31, 2002...................................  4,605,313    $46,053    $66,002,016
Treasury shares purchased and retired (weighted average
  discount 10.41%)*.........................................   (105,450)    (1,055)    (1,427,053)
                                                              ---------    -------    -----------
Balance, October 31, 2003...................................  4,499,863     44,998     64,574,963
Treasury shares purchased and retired (weighted average
  discount 9.83%)*..........................................   (101,500)    (1,015)    (1,384,706)
                                                              ---------    -------    -----------
Balance, October 31, 2004...................................  4,398,363    $43,983    $63,190,257
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

6. Dividends to Common Shareholders

On September 28, 2004, the Trust declared the following dividends from net investment income:

 AMOUNT          RECORD             PAYABLE
PER SHARE         DATE               DATE
---------   -----------------  -----------------
 $0.0625    November 5, 2004   November 19, 2004
 $0.0625    December 10, 2004  December 23, 2004

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 continued

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2004   OCTOBER 31, 2003
                                                              ----------------   ----------------

Tax-exempt income...........................................     $3,967,125         $4,146,806
Long-term capital gains.....................................          4,383           --
                                                                 ----------         ----------
Total distributions.........................................     $3,971,508         $4,146,806
                                                                 ==========         ==========

As of October 31, 2004, the tax-basis components of accumulated earnings were as follows:



Undistributed tax-exempt income.............................     $  410,963
Undistributed long-term gains...............................        325,949
                                                                 ----------
Net accumulated earnings....................................        736,912
Temporary differences.......................................        (29,362)
Net unrealized appreciation.................................      3,701,133
                                                                 ----------
Total accumulated earnings..................................     $4,408,683
                                                                 ==========

As of October 31, 2004, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $2,607.

Morgan Stanley New York Quality Municipal Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                        FOR THE YEAR ENDED OCTOBER 31
                                                             ----------------------------------------------------
                                                               2004       2003       2002       2001       2000
                                                             --------   --------   --------   --------   --------
Selected Per Share Data:
Net asset value, beginning of period.......................    $15.00     $15.07     $14.88     $13.81    $ 13.03
                                                               ------     ------     ------     ------    -------
Income (loss) from investment operations:
    Net investment income*.................................      0.84       0.89       0.92       0.92       0.90
    Net realized and unrealized gain (loss)................      0.40      (0.09)      0.11       0.95       0.82
    Common share equivalent of dividends paid to preferred
    shareholders*..........................................     (0.08)     (0.10)     (0.10)     (0.15)     (0.19)
                                                               ------     ------     ------     ------    -------
Total income from investment operations....................      1.16       0.70       0.93       1.72       1.53
                                                               ------     ------     ------     ------    -------
Less dividends from net investment income..................     (0.81)**   (0.81)     (0.78)     (0.69)     (0.77)
                                                               ------     ------     ------     ------    -------
Anti-dilutive effect of acquiring treasury shares*.........      0.03       0.04       0.04       0.04       0.02
                                                               ------     ------     ------     ------    -------
Net asset value, end of period.............................    $15.38     $15.00     $15.07     $14.88    $ 13.81
                                                               ======     ======     ======     ======    =======
Market value, end of period................................    $13.72     $13.38     $13.29     $13.25    $11.813
                                                               ======     ======     ======     ======    =======
Total Return+..............................................      8.81%      6.91%      6.25%     18.29%      2.07%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset).....................      0.91%(1)   0.89%(1)   0.85%(1)   0.80%(1)   0.88%(1)
Net investment income before preferred stock dividends.....      5.53%      5.86%      6.21%      6.37%      6.81%
Preferred stock dividends..................................      0.56%      0.67%      0.68%      1.06%      1.45%
Net investment income available to common shareholders.....      4.97%      5.19%      5.53%      5.31%      5.36%
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands......................................   $67,643    $67,509    $69,421    $70,731    $67,333
Asset coverage on preferred shares at end of period........       382%       381%       389%       395%       380%
Portfolio turnover rate....................................        26%        38%        20%         9%         7%

---------------------------------------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   Includes capital gain distribution of $0.001 per share.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's
         dividend reinvestment plan. Total return does not reflect
         brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley New York Quality Municipal Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Quality Municipal Securities (the "Trust"), including the portfolio of investments, as of October 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Quality Municipal Securities as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 14, 2004

                      2004 FEDERAL TAX NOTICE (UNAUDITED)

         During the year ended October 31, 2004, the Trust paid the following per share amounts from tax-exempt income: $0.81 to common shareholders, $974.53 to Series 1 preferred shareholders and $594.19 to Series 2 preferred shareholders. For the year ended October 31, 2004, the Trust paid the following per share amounts from long-term capital gains:
         $0.001 to common shareholders, $1.32 to Series 1 preferred shareholders and $0.52 to Series 2 preferred shareholders.

Morgan Stanley New York Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (63)                       Trustee      Since April     Private Investor; Director or        208
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since January   Managing Director of Summit          208
c/o Summit Ventures LLC                               1993            Ventures LLC; Director or
1 Utah Center                                                         Trustee of the Retail Funds
201 S. Main Street                                                    (since January 1993) and the
Salt Lake City, UT                                                    Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp.; formerly United
                                                                      States Senator (R-Utah) (1974-
                                                                      1992) and Chairman, Senate
                                                                      Banking Committee (1980-1986),
                                                                      Mayor of Salt Lake City, Utah
                                                                      (1971-1974), Astronaut, Space
                                                                      Shuttle Discovery (April
                                                                      12-19, 1985), and Vice
                                                                      Chairman, Huntsman Corporation
                                                                      (chemical company).

Wayne E. Hedien (70)                     Trustee      Since           Retired; Director or Trustee         208
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (63)                       Director of Weirton Steel
c/o Kramer Levin Naftalis & Frankel LLP  Corporation.
Counsel to the Independent Trustees
919 Third Avenue
New York, NY
Edwin J. Garn (72)                       Director of Franklin Covey (time
c/o Summit Ventures LLC                  management systems), BMW Bank of
1 Utah Center                            North America, Inc. (industrial
201 S. Main Street                       loan corporation), United Space
Salt Lake City, UT                       Alliance (joint venture between
                                         Lockheed Martin and the Boeing
                                         Company) and Nuskin Asia Pacific
                                         (multilevel marketing); member of
                                         the board of various civic and
                                         charitable organizations.
Wayne E. Hedien (70)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
919 Third Avenue                         Field Museum of Natural History;
New York, NY                             director of various other business
                                         and charitable organizations.

Morgan Stanley New York Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (55)               Trustee      Since July      Senior Partner, Johnson Smick        208
c/o Johnson Smick International, Inc.                 1991            International, Inc., a
2099 Pennsylvania Avenue, N.W.                                        consulting firm; Chairman of
Suite 950                                                             the Audit Committee and
Washington, D.C.                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (62)                    Trustee      Since July      President, Kearns & Associates       209
PMB754                                                2003            LLC (investment consulting);
23852 Pacific Coast Highway                                           Deputy Chairman of the Audit
Malibu, CA                                                            Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.

Michael E. Nugent (68)                   Trustee      Since July      General Partner of Triumph           208
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY                                                          Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).

Fergus Reid (72)                         Trustee      Since July      Chairman of Lumelite Plastics        209
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY                                                           Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (55)               Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.    construction); Chairman and Trustee
2099 Pennsylvania Avenue, N.W.           of the Financial Accounting
Suite 950                                Foundation (oversight organization
Washington, D.C.                         of the Financial Accounting
                                         Standards Board); Director of RBS
                                         Greenwich Capital Holdings
                                         (financial holding company).
Joseph J. Kearns (62)                    Director of Electro Rent
PMB754                                   Corporation (equipment leasing),
23852 Pacific Coast Highway              The Ford Family Foundation, and the
Malibu, CA                               UCLA Foundation.
Michael E. Nugent (68)                   Director of various business
c/o Triumph Capital, L.P.                organizations.
445 Park Avenue
New York, NY
Fergus Reid (72)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY                              J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley New York Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (71)            Chairman of  Since July      Chairman and Director or             208
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ                                                     July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).

James F. Higgins (56)                  Trustee      Since June      Director or Trustee of the           208
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ                                                     Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (71)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (56)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
  ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley New York Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (51)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)         Executive Vice   Since April     Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas    President and    2003            November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                   Principal                        Incorporated, Managing Director of Morgan Stanley; Managing
                               Executive                        Director, Chief Administrative Officer and Director of the
                               Officer                          Investment Manager and Morgan Stanley Services; Chief
                                                                Executive Officer and Director of the Transfer Agent;
                                                                Managing Director and Director of the Distributor; Executive
                                                                Vice President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since April 2003); Director of Morgan Stanley SICAV (since
                                                                May 2004); previously President and Director of the Retail
                                                                Funds (March 2001-July 2003) and Chief Global Operations
                                                                Officer and Managing Director of Morgan Stanley Investment
                                                                Management Inc.

Joseph J. McAlinden (61)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Manager and Morgan Stanley Investment Management
New York, NY                                                    Inc.; Director of the Transfer Agent, Chief Investment
                                                                Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since July 1995).

Barry Fink (49)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY                                                    Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Vice President of the Retail Funds; Assistant Secretary of
                                                                Morgan Stanley DW; Vice President of the Institutional Funds
                                                                (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July
                                                                2003) and General Counsel (February 1997-April 2004) of the
                                                                Retail Funds; Vice President and Assistant General Counsel
                                                                of the Investment Manager and Morgan Stanley Services
                                                                (February 1997-December 2001).

Amy R. Doberman (42)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management; Managing Director of Morgan Stanley Investment
New York, NY                                                    Management Inc. and the Investment Manager, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                previously, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset Management (July
                                                                2000-July 2004) and General Counsel, Aeltus Investment
                                                                Management, Inc. (January 1997-July 2000).

Carsten Otto (41)              Chief            Since October   Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance       2004            Morgan Stanley Investment Management (since October 2004);
New York, NY                   Officer                          Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

Morgan Stanley New York Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Stefanie V. Chang (37)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)          Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously, Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                      Financial       Vice President of the Investment Manager and Morgan Stanley
Jersey City, NJ                                 Officer since   Services (August 2000-November 2001) and Senior Manager at
                                                September 2002  PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (37)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
New York Quality
Municipal Securities

Annual Report
October 31, 2004

[MORGAN STANLEY LOGO]

37954RPT-RA04-00901P-Y10/04

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Trusts Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

                                        REGISTRANT      COVERED ENTITIES(1)
2004

   AUDIT FEES.........................  $   25,647            N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES.......  $    5,752(2)     $    5,067,400(2)
             TAX FEES.................  $    4,455(3)     $      545,053(4)
             ALL OTHER FEES...........  $        -        $            -
   TOTAL NON-AUDIT FEES...............  $   10,207        $    5,612,453

   TOTAL..............................  $   35,854        $    5,612,453

                                        REGISTRANT      COVERED ENTITIES(1)
2003

   AUDIT FEES.........................  $   24,199            N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES.......  $   21,284(2)     $    1,086,576(2)
             TAX FEES.................  $    4,346(3)     $      252,500(4)
             ALL OTHER FEES...........  $        -        $            -(5)
   TOTAL NON-AUDIT FEES...............  $   25,630        $    1,339,076

   TOTAL..............................  $   49,829        $    1,339,076

      N/A- Not applicable, as not required by Item 4.

      (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

      (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

      (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

      (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

      (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

------------

(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

      2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

      9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          Morgan Stanley Retail Funds
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          Morgan Stanley Institutional Funds
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                      (d) Maximum
                                                     (c) Total         Number (or
                                                      Number of        Approximate
                                                      Shares (or      Dollar Value)
                                                        Units)        of Shares (or
                      (a) Total                      Purchased as    Units) that May
                      Number of                    Part of Publicly      Yet Be
                      Shares (or    (b) Average       Announced         Purchased
                        Units)     Price Paid per     Plans or       Under the Plans
     Period           Purchased   Share (or Unit)     Programs         or Programs
--------------------  ----------  ---------------  ----------------  ---------------
November 1, 2003 --
November 30, 2003       3,800.00      13.4200           N/A                N/A

December 1, 2003 --
December 31, 2003      12,500.00      13.6500           N/A                N/A

January 1, 2004 ---
January 31, 2004       11,500.00      14.0400           N/A                N/A

February 1, 2004 ---
February 29, 2004       2,600.00      14.2000           N/A                N/A

March 1, 2004 ---
March 31, 2004         14,700.00      14.5100           N/A                N/A

April 1, 2004 ---
April 30, 2004         10,800.00      13.7500           N/A                N/A

May 1, 2004 ---
May 31, 2004           12,100.00      12.8500           N/A                N/A

June 1, 2004 ---
June 30, 2004           8,100.00      12.8600           N/A                N/A

July 1, 2004 ---
July 31, 2004           6,000.00      13.1500           N/A                N/A

August 1, 2004 ---
August 31, 2004         3,600.00      13.4100           N/A                N/A

September 1, 2004 -
September 30, 2004      6,700.00      13.7100           N/A                N/A

October 1, 2004 ---
October 31, 2004        9,100.00      13.7600           N/A                N/A

Total                 101,500.00      13.6092           N/A                N/A

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004